Common Stock - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 vote shares	Dec. 31, 2022 shares
Class of Stock [Line Items]
Common stock, issued (in shares)	9,915,013	9,915,013
Common stock, outstanding (in shares)	9,739,818	9,629,171
Number of votes per common share | vote	1
Class B convertible common stock
Class of Stock [Line Items]
Temporary equity, shares issued (in shares)	2,744,184	2,744,184
Temporary equity, shares outstanding (in shares)	2,744,184	2,744,184
Noncumulative dividend rate	0.08